UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------

Check here if Amendment [ ];        Amendment Number:
                                                     ---------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Guaranty & Trust Company
Address:          4550 New Linden Hill Road, Suite 200
                  Wilmington, Delaware  19850

Form 13F File Number: To be provided

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charles C. Schwartz
Title:   Vice President & Investment Officer
Phone:   802-229-3113


Signature, Place, and Date of Signing:

/s/ Charles C. Schwartz        Montpelier, VT        September 28, 2006
-----------------------       ----------------      --------------------
       [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                                 -------------
Form 13F Information Table Entry Total:               143
                                                 -------------
Form 13F Information Table Value Total:             $23,701
                                                 -------------
                                                  (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                   Title of               Market Value            Shr/  Put/  Invstmt          Sole    Share   None
         Name of Issuer              Class      Cusip        (x1000)     Shares   Prn   Call   Dscrsn  Mgrs.  Voting  Voting  Voting
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                              COM     00206R102          47        1756   SHR           SOLE            1756
ACTIVISION INC                        COM     004930202           2         168   SHR           SOLE             168
ADTRAN INC                            COM     00738A106         280       10694   SHR           SOLE           10694
ALCOA INC                             COM     013817101         456       14915   SHR           SOLE           14915
ALLSTATE CORP                         COM     020002101         900       17264   SHR           SOLE           17264
ALLTEL CORP                           COM     020039103         627        9677   SHR           SOLE            9677
ALTRIA GROUP INC                      COM     02209S103         198        2800   SHR           SOLE            2800
AMERICAN ELECTRIC POWER               COM     025537101         340        9990   SHR           SOLE            9990
AMER EXP CO                           COM     025816109          84        1607   SHR           SOLE            1607
AMERICAN INTERNATIONAL GROUP          COM     026874107         131        1989   SHR           SOLE            1989
ANSYS INC                             COM     03662Q105           3          50   SHR           SOLE              50
ARCHER DANIELS MIDLAND CO             COM     039483102         361       10719   SHR           SOLE           10719
BANK OF AMERICA CORP                  COM     060505104         224        4921   SHR           SOLE            4921
BARNES GROUP INC                      COM     067806109          51        2500   SHR           SOLE            2500
BAXTER INTERNATIONAL INC              COM     071813109         574       14781   SHR           SOLE           14781
BIOSITE INC                           COM     090945106           2          40   SHR           SOLE              40
BOEING CO                             COM     097023105         312        4000   SHR           SOLE            4000
BRIGHT HORIZON FAMILY SOLUTION        COM     109195107           2          58   SHR           SOLE              58
BRISTOL MYERS                         COM     110122108          96        3881   SHR           SOLE            3881
C H ROBINSON WORLDWIDE INC            COM     12541W209           2          35   SHR           SOLE              35
CSX CORP                              COM     126408103          54        1803   SHR           SOLE            1803
CA INC.                               COM     12673P105         164        6024   SHR           SOLE            6024
CAPITAL ONE FINAL CORP                COM     14040H105          64         800   SHR           SOLE             800
CATERPILLAR INC                       COM     149123101          72        1000   SHR           SOLE            1000
CHEESECAKE FACTORY INC                COM     163072101          28         750   SHR           SOLE             750
CHEVRON  CORP                         COM     166764100         494        8523   SHR           SOLE            8523
CHICO'S FAS                           COM     168615102           2          55   SHR           SOLE              55
CHURCH & DWIGHT CO INC                COM     171340102           2          62   SHR           SOLE              62
CISCO SYSTEMS INC                     COM     17275R102          33        1500   SHR           SOLE            1500
CITIGROUP                             COM     172967101          47        1000   SHR           SOLE            1000
CLOROX CO                             COM     189054109           2          31   SHR           SOLE              31
COGNOS INC                            COM     19244C109           2          50   SHR           SOLE              50
COLGATE-PALMOLIVE CO                  COM     194162103         479        8381   SHR           SOLE            8381
CONOCOPHILLIPS                        COM     20825C104         126        2000   SHR           SOLE            2000
DIAGEO PLC                            COM     25243Q205          71        1117   SHR           SOLE            1117
DIRECTTV GROUP INC                    COM     25459L106          47        2881   SHR           SOLE            2881
DOMINION RESOURCES INC                COM     25746U109          34         486   SHR           SOLE             486
DOW CHEMICAL CO.                      COM     260543103          41        1000   SHR           SOLE            1000
DUPONT (EI) DE NEMOURS                COM     263534109          51        1219   SHR           SOLE            1219
DUKE REALTY INVESTMENTS INC           COM     264411505          44        1150   SHR           SOLE            1150
E M C CORP MASS                       COM     268648102          60        4422   SHR           SOLE            4422
EOG RESOURCES                         COM     26875P101           3          40   SHR           SOLE              40
ENGELHARD CORP                        COM     292845104           2          54   SHR           SOLE              54
EXELON CORP                           COM     30161N101         284        5376   SHR           SOLE            5376
EXXON MOBIL                           COM     30231G102        1085       17826   SHR           SOLE           17826
FPL GROUP                             COM     302571104          53        1316   SHR           SOLE            1316
FEDEX CORP.                           COM     31428X106         113        1000   SHR           SOLE            1000
FIRST DATA CORP                       COM     319963104          34         718   SHR           SOLE             718
FIRSTENERGY CORP                      COM     337932107         353        7228   SHR           SOLE            7228
FORTUNE BRANDS INC                    COM     349631101          24         300   SHR           SOLE             300
GENERAL DYNAMICS CORP                 COM     369550108         121        1884   SHR           SOLE            1884
GENERAL ELECTRIC                      COM     369604103         877       25228   SHR           SOLE           25228
GLAXO SMITHKLINE PLC                  COM     37733W105         499        9543   SHR           SOLE            9543
GTECH HOLDINGS CORP                   COM     400518106           3          81   SHR           SOLE              81
HCC INSURANCE HOLDINGS                COM     404132102           2          60   SHR           SOLE              60
HALLIBURTON CO.                       COM     406216101          55        1500   SHR           SOLE            1500
HARLEY DAVIDSON INC                   COM     412822108         529       10205   SHR           SOLE           10205
HARTFORD FINANCIAL SVCS               COM     416515104          81        1000   SHR           SOLE            1000
HAWAIIAN ELC INDS                     COM     419870100          54        2000   SHR           SOLE            2000
HEWLETT PACKARD                       COM     428236103          42        1265   SHR           SOLE            1265
HOME DEPOT INC                        COM     437076102           2          50   SHR           SOLE              50
HONEYWELL INTERNATIONAL INC           COM     438516106         110        2565   SHR           SOLE            2565
INTEL CORP                            COM     458140100          39        2000   SHR           SOLE            2000
IBM CORP                              COM     459200101         678        8224   SHR           SOLE            8224
INTERNATIONAL GAME TECHNOLOGY         COM     459902102         169        4807   SHR           SOLE            4807
INTERNATIONAL PAPER CO.               COM     460146103          85        2458   SHR           SOLE            2458
J.P. MORGAN CHASE & CO.               COM     46625H100         106        2544   SHR           SOLE            2544
JOHNSON & JOHNSON                     COM     478160104        1501       25344   SHR           SOLE           25344
KEYCORP                               COM     493267108          37        1000   SHR           SOLE            1000
KIMBERLY CLARK CORP                   COM     494368103         252        4363   SHR           SOLE            4363
PARTNERS                              COM     494550106         145        3000   SHR           SOLE            3000
LABORATORY CORP OF AMERICA HLDGS      COM     50540R409          81        1379   SHR           SOLE            1379
LEGGETT & PLATT INC.                  COM     524660107          49        2000   SHR           SOLE            2000
ELI LILLY & CO                        COM     532457108         511        9249   SHR           SOLE            9249
MAXIM INTEGRATED PROD                 COM     57772K101           2          46   SHR           SOLE              46
MEDCO HEALTH SOLUTIONS, INC.          COM     58405U102          48         844   SHR           SOLE             844
MEDTRONIC INC                         COM     585055106          73        1443   SHR           SOLE            1443
MERCK & CO                            COM     589331107         247        7000   SHR           SOLE            7000
MERRILL LYNCH                         COM     590188108           3          35   SHR           SOLE              35
MICROSOFT CORP                        COM     594918104         115        4216   SHR           SOLE            4216
MORGAN STANLEY                        COM     617446448         871       13859   SHR           SOLE           13859
MOTOROLA                              COM     620076109         278       12123   SHR           SOLE           12123
MURPHY OIL CORP                       COM     626717102          97        1956   SHR           SOLE            1956
NATIONAL OILWELL INC                  COM     637071101           3          39   SHR           SOLE              39
NSTAR                                 COM     67019E107         230        8040   SHR           SOLE            8040
ORACLE CORP                           COM     68389X105          64        4657   SHR           SOLE            4657
OUTBACK STEAKHOUSE                    COM     689899102           2          50   SHR           SOLE              50
PACKAGING CORP OF AMERICA             COM     695156109         278       12398   SHR           SOLE           12398
PACTIV CORP                           COM     695257105           2          84   SHR           SOLE              84
PARKER HANNIFIN CORP                  COM     701094104           3          33   SHR           SOLE              33
PEPSICO INC                           COM     713448108         152        2631   SHR           SOLE            2631
PFIZER                                COM     717081103         155        6238   SHR           SOLE            6238
PIONEER NATURAL RESOURCES CO          COM     723787107           2          50   SHR           SOLE              50
PLANTRONICA INC                       COM     727493108           2          60   SHR           SOLE              60
PRAXAIR INC                           COM     74005P104          65        1179   SHR           SOLE            1179
PRECISION CASTPARTS CORP              COM     740189105           2          41   SHR           SOLE              41
PROCTER & GAMBLE                      COM     742718109         431        7486   SHR           SOLE            7486
PRUDENTIAL FINANCIAL INC.             COM     744320102         152        2000   SHR           SOLE            2000
RAYONIER INC                          COM     754907103          68        1500   SHR           SOLE            1500
REGIS CORP                            COM     758932107           2          58   SHR           SOLE              58
REGIONS FINANCIAL CORP                COM     7591EP100           2          60   SHR           SOLE              60
ROCKWELL AUTOMATION, INC.             COM     773903109         115        1596   SHR           SOLE            1596
ROYAL DUTCH SHELL PLC                 COM     780259107         189        2900   SHR           SOLE            2900
SEI INVESTMENTS                       COM     784117103           2          56   SHR           SOLE              56
ST PAUL CO INC                        COM     792860108          72        1724   SHR           SOLE            1724
SANOFI AVENTIS ADR                    COM     80105N105           2          50   SHR           SOLE              50
HENRY SCHEIN INC                      COM     806407102           3          53   SHR           SOLE              53
SCHERING PLOUGH CORP.                 COM     806605101         441       23213   SHR           SOLE           23213
SCHLUMBERGER LTD                      COM     806857108         112        1764   SHR           SOLE            1764
SIGMA ALDRICH CORP                    COM     826552101           2          33   SHR           SOLE              33
SMITH INTERNATIONAL INC               COM     832110100         293        7525   SHR           SOLE            7525
JM SMUCKER CO                         COM     832696405           3          64   SHR           SOLE              64
SPRINT NEXTEL CORP                    COM     852061100          65        2500   SHR           SOLE            2500
STAPLES INC                           COM     855030102          73        2879   SHR           SOLE            2879
STARBUCKS CORP                        COM     855244109          23         600   SHR           SOLE             600
SYSCO CORP                            COM     871829107          32        1000   SHR           SOLE            1000
TECO ENERGY INC                       COM     872375100         156        9690   SHR           SOLE            9690
TARGET CORP                           COM     87612E106         291        5591   SHR           SOLE            5591
TEVA PHARM INDS LTD                   COM     881624209          38         930   SHR           SOLE             930
TEXAS INST INC                        COM     882508104           2          68   SHR           SOLE              68
TEXTRON INC                           COM     883203101          28         300   SHR           SOLE             300
TIME WARNER CO                        COM     887317105          95        5649   SHR           SOLE            5649
TORO CO                               COM     891092108           3          54   SHR           SOLE              54
TYCO INTERNATIONAL                    COM     902124106         150        5562   SHR           SOLE            5562
U.S. BANCORP                          COM     902973304         562       18419   SHR           SOLE           18419
UNION PACIFIC CORP.                   COM     907818108         271        2900   SHR           SOLE            2900
UNITED TECH CORP                      COM     913017109         394        6793   SHR           SOLE            6793
VERIZON COMMUNICATION                 COM     92343V104         493       14469   SHR           SOLE           14469
VIACOM INC CL' B                      COM     92553P201         376        9700   SHR           SOLE            9700
VISTEON CORP                          COM     92839U107           1         235   SHR           SOLE             235
WACHOVIA CORPORATION                  COM     929903102          45         800   SHR           SOLE             800
WAL MART STORES I                     COM     931142103         459        9725   SHR           SOLE            9725
WASHINGTON MUTUAL INC                 COM     939322103          85        2000   SHR           SOLE            2000
WELLS FARGO & CO                      COM     949746101          82        2569   SHR           SOLE            2569
WEST CORPORATION                      COM     952355105           2          55   SHR           SOLE              55
WRIGLEY (WM) JR                       COM     982526105           2          33   SHR           SOLE              33
WYETH                                 COM     983024100         169        3488   SHR           SOLE            3488
XCEL ENERGY INC                       COM     98389B100         222       12216   SHR           SOLE           12216
YUM BRANDS INC                        COM     988498101          71        1449   SHR           SOLE            1449
ACCENTURE LTD                         COM     G1150G111          72        2398   SHR           SOLE            2398
GLOBALSANTAFE CORP                    COM     G3930E101         125        2050   SHR           SOLE            2050
WEATHERFORD INTERNATIONAL LTD         COM     G95089101         141        3080   SHR           SOLE            3080
WILLIS GROUP HOLDINGS LTD             COM     G96655108           2          50   SHR           SOLE              50

                                                              23701      566062                               566062